Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Disclosure of transactions between related parties [text block]	The amounts for significant transactions with related parties recognized in the Semi-Annual Condensed Consolidated Income Statement were as follows:

	Three months ended June 30,
	2020				2019
	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses
	(€ million)
Joint arrangements and associates	€330	€147	€(2)	€7	€769	€687	€(10)	€10
CNHI	51	56	—	—	110	93	1	—
Ferrari	4	9	—	—	9	35	—	—

	Six months ended June 30,
	2020				2019
	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses	Net revenues	Cost of revenues	Selling, general and other costs/(income)	Net financial expenses
	(€ million)
Joint arrangements and associates	€1,036	€632	€(5)	€15	€1,541	€1,203	€(25)	€25
CNHI	126	113	—	—	237	166	3	—
Ferrari	9	27	—	—	23	75	—	—
    Assets and liabilities from significant transactions with related parties were as follows:

	At June 30, 2020					At December 31, 2019
	Trade and other receivables	Trade payables	Other liabilities	Asset-backed financing	Debt	Trade and other receivables	Trade payables	Other liabilities	Asset-backed financing	Debt
	(€ million)
Joint arrangements and associates	€531	€414	€144	€19	€63	€432	€362	€207	€141	€194
CNHI	35	64	12	—	—	49	87	11	—	—
Ferrari	9	18	—	—	—	12	49	—	—	—